Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepayments and other receivables
Prepaid expenses and advances to third parties	¥ 82,415	¥ 98,956
Deposits	403,662	235,662
VAT and other taxes receivables	619,484	596,494
Interest receivable	19,068	64,066
Loans to third parties	206,074	325,057
Other receivables from third parties	287,373	414,209
Loan recognized as a result of payment under the guarantee	435,293	29,060
Other receivables from disposal of assets	157,459	104,357
Others	167,246	176,530
Less: allowance for impairment of other receivables	(157,350)	(5,092)
Prepayments and other receivables	¥ 2,220,724	¥ 2,039,299